EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Share Activities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of nonvested shares outstanding
Nonvested shares outstanding, beginning balance	7,000,000	9,670,000	22,555,000
Granted	2,640,000	3,680,000
Forfeited		(825,000)
Vested	(5,120,000)	(5,525,000)	(12,885,000)
Nonvested shares outstanding, ending balance	4,520,000	7,000,000	9,670,000
Weight average grant-date fair value
Nonvested shares outstanding, beginning balance	$ 0.16	$ 0.11	$ 0.13
Granted	0.14	0.22
Forfeited		0.11
Vested	0.13	0.12	0.15
Nonvested shares outstanding, ending balance	$ 0.18	$ 0.16	$ 0.11
Intrinsic value of shares vested	$ 960,000	$ 747,256	$ 2,325,743